SUMMARY OF ACCOUNTING POLICIES (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		97 Months Ended	103 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Balance at beginning of year			$ 1,734,127	$ 2,314,033	$ 2,314,033	$ 2,290,686
Additions to derivative instruments					0	0
Change in fair value of warrant liability	(844,032)	9,631	748,056	(443,959)	(579,906)	109,654	960,298	1,708,354
Reclassification to equity upon exercise of warrants			(426,645)	0	0	(86,307)
Balance at end of period	$ 2,055,538		$ 2,055,538		$ 1,734,127	$ 2,314,033	$ 1,734,127	$ 2,055,538